Annual Total Returns - FidelitySustainableMulti-AssetFund-RetailPRO - FidelitySustainableMulti-AssetFund-RetailPRO - Fidelity Sustainable Multi-Asset Fund - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	16.16%